Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits Expense [Abstract]
Employee post-retirement benefit plans contribution	$ 760	$ 707